Debt (Unsecured Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2017	May 31, 2016	Oct. 31, 2015	Jun. 30, 2015	Sep. 30, 2014	May 31, 2014	May 31, 2012
Debt Instrument [Line Items]
Amortization of debt issuance costs and debt discount	$ 55,768,000	$ 45,582,000	$ 86,184,000
Debt issuance cost and debt discount amortization period, end range	2045
Long-term Debt	$ 27,716,999,000	29,641,863,000
January 2017 Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Face amount				$ 600,000,000
Stated interest rate				3.50%
ILFC Legacy Notes [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 7,670,000,000
ILFC Legacy Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate	3.875%
ILFC Legacy Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate	8.875%
AerCap Aviation Notes [Member]
Debt Instrument [Line Items]
Amortization of debt issuance costs and debt discount	$ 56,000,000	46,000,000	86,000,000
Long-term Debt	27,717,000,000	29,642,000,000
Face amount	$ 300,000,000									$ 300,000,000
Stated interest rate	6.375%									6.375%
AGAT/AICDC Notes [Member]
Debt Instrument [Line Items]
Amortization of debt issuance costs and debt discount	$ 56,000,000	46,000,000	$ 86,000,000
Long-term Debt	$ 27,717,000,000	$ 29,642,000,000
Spread over reference rate	0.50%
Amount allowed to be repurchased as a percentage of outstanding principal	100.00%
AGAT/AICDC Notes [Member] | Acquisition Notes [Member]
Debt Instrument [Line Items]
Face amount									$ 2,600,000,000
AGAT/AICDC Notes [Member] | 2017 Notes [Member]
Debt Instrument [Line Items]
Face amount									$ 400,000,000
Stated interest rate									2.75%
AGAT/AICDC Notes [Member] | 2019 Notes [Member]
Debt Instrument [Line Items]
Face amount									$ 1,100,000,000
Stated interest rate									3.75%
AGAT/AICDC Notes [Member] | 2020 Notes [Member]
Debt Instrument [Line Items]
Face amount							$ 500,000,000
Stated interest rate							4.25%
AGAT/AICDC Notes [Member] | 2021 Notes [Member]
Debt Instrument [Line Items]
Face amount									$ 1,100,000,000
Stated interest rate									4.50%
AGAT/AICDC Notes [Member] | September 2014 Notes [Member]
Debt Instrument [Line Items]
Face amount								$ 800,000,000
Stated interest rate								5.00%
AGAT/AICDC Notes [Member] | June 2015 Notes [Member]
Debt Instrument [Line Items]
Face amount							$ 1,000,000,000
AGAT/AICDC Notes [Member] | 2022 Notes [Member]
Debt Instrument [Line Items]
Face amount							$ 500,000,000
Stated interest rate							4.625%
AGAT/AICDC Notes [Member] | October 2015 Notes [Member]
Debt Instrument [Line Items]
Face amount						$ 1,000,000,000
Stated interest rate						4.625%
AGAT/AICDC Notes [Member] | May 2016 Notes [Member]
Debt Instrument [Line Items]
Face amount					$ 1,000,000,000
Stated interest rate					3.95%
AGAT/AICDC Notes [Member] | January 2017 Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Face amount				$ 600,000,000
Stated interest rate				3.50%